Offerings - Offering: 1	Apr. 15, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 180,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,858
Offering Note

(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act.

(2)
The registration fee is calculated in accordance with Rules 456(b) and 457(r) under the Securities Act and represents deferred payment of the registration fee in connection with the Registrant’s Registration Statement on Form S-3ASR (Registration No. 333-290806) paid herewith.